Guarantees with Third Parties, Contingent Assets and, Liabilities, and Other Commitments (Tables)	12 Months Ended
Dec. 31, 2020
PROVISIONS
Summary of Indirect Guarantees

			Debtor			Outstanding balance as of
Contract	Maturity	Creditor of Guarantee	Company	Relationship	Type of Guarantee	Currency	12-31-2020	12-31-2019
Bonds Series B (*)	October 2028	Bondholders of Enel Américas’ Bonds	Enel Américas	Entities demerged from original debtor Enersis S.A. (codebtor Enel Chile S.A.)	Codebtor	UF	7,672,851	11,646,991
Credit agreement	December 2020	Scotiabank Chile	Enel Green Power Chile S.A.	Subsidiary	Guarantor	USD	-	112,882,048
Credit agreement	November 2022	Pto. GDN BID	Enel Green Power Chile S.A.	Subsidiary	Guarantor	USD	21,368,491	22,592,723
Credit agreement	December 2021	Scotiabank Chile	Enel Green Power Chile S.A.	Subsidiary	Guarantor	USD	106,811,188	113,069,511
Guarantee contract	December 2027	Enel Finance International N.V.	Enel Green Power Chile S.A.	Subsidiary	Guarantor	USD	458,115,841	484,341,824

(*)Upon the demerger of the original issuer, Enersis (currently Enel Américas), and in accordance with the bond indenture, all entities arising from the demerger are liable for the debt, regardless of the fact that that the payment obligation remains in Enel Américas